Called up share capital (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of allotted called up and fully paid

	As at June 30
	2025	2024	2023
Allotted, called up and fully paid
Ordinary shares of $0.12 each	$2,703,797	$533,298	$307,815
Number allotted	12,527,212	4,439,733	25,651,140
Ordinary shares of $0.12 each	$2,703,797	$533,298	$307,815

Schedule of movements in ordinary shares

Movements in Ordinary Shares:

	Shares No.	Par value USD 000	Share premium USD 000	Total USD 000
At June 30, 2023	25,651,140	308	105,018	105,326
Capital raises [1]	1,715,191	206	2,862	3,068
Employee share scheme issues	282,836	19	340	359
Reverse stock split[2]	(23,209,434)	-	-	-
At June 30, 2024	4,439,733	533	108,220	108,753
Capital raises [1]	5,206,395	1,825	68,463	70,288
Other share issuances[3]	2,881,084	346	4,572	4,918
Equity instruments - warrants[4]	-	-	413	413
At June 30, 2025	12,527,212	2,704	181,668	184,372

1

During the year ended June 30, 2025, the company issued 1,046,395 million shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.5 million in gross proceeds. In the same fiscal year, the company also issued 3,200,000 shares and 160,000 in September 2024 and June 2025, raising gross proceeds amounting to $3.5 million and $0.9 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 530,000 shares with $0.9 million in gross proceeds: Timothy Wong for 270,000 shares with $0.5 million in gross proceeds.

During the year ended June 30, 2024, the company issued 1,715,191 million shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.1 million in gross proceeds.

On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of Ordinary Shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Ordinary Shares immediately following the consummation of the Registered Offering, in lieu of Ordinary Shares. Each pre-funded warrant represents the right to purchase one Ordinary Share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022.

In a concurrent private placement, the Company agreed to issue to the investor, Series A Warrants exercisable for an aggregate of 4,230,770 Ordinary Shares, at an exercise price of $1.30 per share. Each Series A Warrant will be exercisable on February 2, 2023 and will expire on February 2, 2028. The Series A Warrants and the Ordinary Shares issuable upon the exercise of the Series A Warrants were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder.

Each share has the same right to receive dividends and repayment of capital and represent one vote at shareholders’ meetings. Proceeds received in addition to the nominal value of the shares issued during the year have been included in share premium. The costs associated with the issuance of new shares are included within other reserves (see Note 27). Share premium has also been recorded in respect of the share capital related to employee share awards.

2

On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.

3

During the year ended June 30, 2025, the Company made several share issuances to settle liabilities to (a) Arowana International UK Ltd for 166,084 shares; and in payment for consulting and advisory services (b) Alain Salem for 400,000 shares as payment for consulting fees; (c) Mustafa Ahmed for 1,050,000 shares for payment of crypto-currency digital services; (d) 21M Advisors for 500,000 shares; (e) Spencer Chen for 125,000 shares; (f) Suneet Wadha for 30,000 shares.

4	During the current financial year, the Company issued the following warrants:

●	Navinder Singh:
The Company issued 44,000 cashless warrants to Navinder Singh at an issue price of $1.50 per share. These warrants were valued using the Black-Scholes model with a volatility assumption of 151% and a risk-free interest rate of 4.05%, resulting in a total fair value of $0.1 million.
●	Suneet Wadha:
The Company issued 250,000 warrants to Suneet Wadha at an issue price of $6.05 per share, of which one-third had vested as of June 30, 2025. The warrants were valued using the Black-Scholes model, incorporating a volatility of 198% and a risk-free rate of 4.05%, resulting in a fair value of vested warrants as at June 30, 2025 of $0.4 million.